Note 14 - Financial assets at amortised cost - Financial assets at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	€ 32,530	€ 24,093	€ 28,905
Loans and advances to central banks	3,941	7,300	8,894
Loans and advances to banks	9,163	26,261	31,373
Loans and Advances to customers	374,027	387,621	414,500
Total [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	32,530	24,093	28,905
Loans and advances to central banks	3,941	7,300	8,894
Loans and advances to banks	9,163	26,261	31,373
Loans and Advances to customers	374,027	387,621	414,500
Total Financial Assets At Amortised Cost	419,660	445,275	€ 483,672
Government [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	28,114	31,645
Financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	9,468	18,173
Non financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	163,922	164,510
Rest of clients [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	€ 172,522	€ 173,293